Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred revenue from related parties	$ 13,089	$ 12,502	$ 22,101
Prepaid expenses and other current assets, related party	6,500	0
Deferred revenue, net of current portion from related parties	$ 133,006	$ 148,319	$ 97,977
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	200,000,000	200,000,000	200,000,000
Preferred stock shares issued	0	0	0
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	15,800,000,000	15,800,000,000	15,800,000,000
Common stock shares issued	1,779,814,217	1,690,990,815	1,289,014,925
Common stock shares outstanding	1,635,634,269	1,611,392,152	1,288,595,876
Common Class A
Common stock par or stated value per share		$ 0.0001	$ 0.0001
Common stock shares authorized	10,500,000,000	10,500,000,000	10,500,000,000
Common stock shares issued	1,095,736,657	1,326,146,808	974,224,443
Common stock shares outstanding	1,000,569,264	1,273,976,963	974,166,577
Common Class B
Common stock par or stated value per share		$ 0.0001	$ 0.0001
Common stock shares authorized	4,500,000,000	4,500,000,000	4,500,000,000
Common stock shares issued	396,077,560	364,844,007	314,790,482
Common stock shares outstanding	347,065,005	337,415,189	314,429,299
Common Class C
Common stock par or stated value per share		$ 0.0001	$ 0.0001
Common stock shares authorized	800,000,000	800,000,000	800,000,000
Common stock shares issued	288,000,000	0	0
Common stock shares outstanding	288,000,000	0	0